ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Specificity, Inc. (the “Company”) is a Nevada Corporation incorporated on November 25, 2020 (“Inception”).

The Company is a full-service digital marketing firm that delivers cutting-edge marketing solutions to business-to-business clients as well as business to consumer clients. The Company has developed tools that allow us to identify and market to people who are actively in the buying cycle. We take advantage of the real-time messaging opportunities digital marketing offers to give small and medium-sized businesses a fair chance at online traffic.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Specificity, Inc. (the “Company”) is a Nevada Corporation incorporated on November 25, 2020 (“Inception”).

The Company is a full-service digital marketing firm that delivers cutting-edge marketing solutions to business-to-business clients as well as business to consumer clients. The Company has developed tools that allow us to identify and market to people who are actively in the buying cycle. We take advantage of the real-time messaging opportunities digital marketing offers to give small and medium-sized businesses a fair chance at online traffic.